Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements, recurring and nonrecurring

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$116,651,461	$-	$-	$116,651,461